Intangible Assets, Net - Summary Of Intangible Assets Subject To Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 387,500	$ 324,493
Accumulated Amortization	257,830	175,245
Total	$ 129,670	$ 149,248
Data rights [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	5 years	6 years
Gross Carrying Amount	$ 67,064	$ 63,748
Accumulated Amortization	35,768	27,508
Total	$ 31,296	$ 36,240
Marketing products [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	7 years	7 years
Gross Carrying Amount	$ 59,099	$ 56,178
Accumulated Amortization	37,552	23,570
Total	$ 21,547	$ 32,608
Technology [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	1 year	1 year
Gross Carrying Amount	$ 107,292	$ 100,999
Accumulated Amortization	95,633	70,312
Total	$ 11,659	$ 30,687
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	2 years	2 years
Gross Carrying Amount	$ 154,045	$ 103,568
Accumulated Amortization	88,877	53,855
Total	$ 65,168	$ 49,713